Selected Statements Of Comprehensive Income (Loss) Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selected Statements Of Comprehensive Income (Loss) Data [Line Items]
Reclassified from rent		$ 18
Reclassified from materials and patents expenses in 2023		$ 93
Rent, Office Maintenance and Communication-Overhead [Member]
Selected Statements Of Comprehensive Income (Loss) Data [Line Items]
Reclassified from rent	$ 14